Deposits - summarizes interest expense by account type (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
NOW and money market			$ 547	$ 657	$ 550
Savings			543	846	527
Time certificates of deposit			1,143	864	946
Total interest expense on deposits	$ 622	$ 439	$ 2,233	$ 2,367	$ 2,023